Changes in Allowance for Professional Liability Risks and Workers Compensation Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Malpractice Insurance [Line Items]
Allowance for insurance risks at beginning of year	$ 494,860	$ 484,079	$ 434,414
Current year	98,143	119,767	124,982
Prior years	(12,147)	(3,992)	(9,862)
Provision for loss for insurance risks	85,996	115,775	115,120
Provision for reinsurance and insurance, administrative and overhead costs	19,529	18,195	20,211
Discount accretion	1,409	1,490	1,652
Contributions from managed facilities	554	500	510
Acquisitions		588
Current year	(16,951)	(14,743)	(16,721)
Prior years	(95,120)	(109,158)	(83,909)
Payments for insurance risks	(112,071)	(123,901)	(100,630)
Payments for reinsurance and insurance, administrative and overhead costs	(19,529)	(18,195)	(20,211)
Change in reinsurance and other recoverables	26,262	16,329	33,013
Allowance for insurance risks at end of year	497,010	494,860	484,079
Professional Malpractice Liability Insurance
Malpractice Insurance [Line Items]
Allowance for insurance risks at beginning of year	307,223	290,718	263,727
Current year	55,419	68,631	72,111
Prior years	291	3,386	(7,906)
Provision for loss for insurance risks	55,710	72,017	64,205
Provision for reinsurance and insurance, administrative and overhead costs	11,553	12,608	12,294
Discount accretion	1,409	1,490	1,652
Contributions from managed facilities	300	250	105
Acquisitions		60
Current year	(7,539)	(4,092)	(5,203)
Prior years	(70,526)	(77,717)	(54,691)
Payments for insurance risks	(78,065)	(81,809)	(59,894)
Payments for reinsurance and insurance, administrative and overhead costs	(11,553)	(12,608)	(12,294)
Change in reinsurance and other recoverables	21,174	24,497	20,923
Allowance for insurance risks at end of year	307,751	307,223	290,718
Workers compensation
Malpractice Insurance [Line Items]
Allowance for insurance risks at beginning of year	187,637	193,361	170,687
Current year	42,724	51,136	52,871
Prior years	(12,438)	(7,378)	(1,956)
Provision for loss for insurance risks	30,286	43,758	50,915
Provision for reinsurance and insurance, administrative and overhead costs	7,976	5,587	7,917
Contributions from managed facilities	254	250	405
Acquisitions		528
Current year	(9,412)	(10,651)	(11,518)
Prior years	(24,594)	(31,441)	(29,218)
Payments for insurance risks	(34,006)	(42,092)	(40,736)
Payments for reinsurance and insurance, administrative and overhead costs	(7,976)	(5,587)	(7,917)
Change in reinsurance and other recoverables	5,088	(8,168)	12,090
Allowance for insurance risks at end of year	$ 189,259	$ 187,637	$ 193,361